Change in accounting policy	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Change in accounting policy
3. Change in accounting policy
Premium revenue recognition
Effective January 1, 2021, the Company changed its accounting policy for assumed written premium recognition. Previously, the Company estimated ultimate premium written for the entire contract period and recorded this estimate at inception of the contract. For contracts where the full premium written was not estimable at inception, the Company recorded premium written for the portion of the contract period for which the amount was estimable.
The Company changed its accounting policy to recognize premiums written ratably over the term of the related policy or reinsurance treaty consistent with the timing of when the ceding company has recognized the written premiums. Premiums written include amounts reported by brokers and ceding companies, supplemented by the Company's own estimates of premiums where reports have not been received. The determination of premium estimates requires a review of the Company's experience with the ceding companies, managing general underwriters, familiarity with each market, the timing of the reported information, an analysis and understanding of the characteristics of each class of business and management's judgment of the impact of various factors, including premium or loss trends, on the volume of business written and ceded to the Company. On an ongoing basis, the Company's underwriters review the amounts reported by these third parties for reasonableness based on their experience and knowledge of the subject class of business, taking into account the Company's historical experience with the brokers or ceding companies.
The change in policy has been made because it is management’s opinion that the revised policy reflects the timing of when premiums are written by the cedent and reduces uncertainty regarding the assets and liabilities recorded.
The following tables provide a summary of the retrospective impact from the change in accounting policy on the Company’s consolidated financial statements:
Consolidated balance sheet

	December 31, 2020
	As previously reported	Adjustment	As adjusted
Insurance and reinsurance balances receivable, net	$559,388	$(117,453)	$441,935
Deferred acquisition costs, net	134,308	(65,758)	68,550
Unearned premiums ceded	27,659	(7,195)	20,464
Total assets	3,725,594	(190,406)	3,535,188

Reinsurance balances payable	80,408	(2,293)	78,115
Unearned premium reserves	472,948	(188,113)	284,835
Total liabilities	2,160,308	(190,406)	1,969,902

Shareholders’ equity attributable to SiriusPoint common shareholders	$1,563,925	$—	$1,563,925

	December 31, 2019
	As previously reported	Adjustment	As adjusted
Insurance and reinsurance balances receivable, net	$596,120	$(117,668)	$478,452
Deferred acquisition costs, net	154,717	(62,553)	92,164
Unearned premiums ceded	16,945	(13,822)	3,123
Total assets	3,439,694	(194,043)	3,245,651

Reinsurance balances payable	81,941	(5,425)	76,516
Unearned premium reserves	524,768	(188,618)	336,150
Total liabilities	2,025,620	(194,043)	1,831,577

Shareholders’ equity attributable to SiriusPoint common shareholders	$1,414,074	$—	$1,414,074

Consolidated statement of income (loss)

	Year ended December 31, 2020
	As previously reported	Adjustment	As adjusted
Gross premiums written	$588,035	$505	$588,540
Gross premiums ceded	(39,717)	(6,627)	(46,344)
Net premiums written	548,318	(6,122)	542,196
Change in net unearned premium reserves	62,534	6,122	68,656
Net premiums earned	$610,852	$—	$610,852

Net income available to SiriusPoint common shareholders	$143,517	$—	$143,517

	Year ended December 31, 2019
	As previously reported	Adjustment	As adjusted
Gross premiums written	$631,846	$36,568	$668,414
Gross premiums ceded	(9,265)	(2,111)	(11,376)
Net premiums written	622,581	34,457	657,038
Change in net unearned premium reserves	77,561	(34,457)	43,104
Net premiums earned	$700,142	$—	$700,142

Net income available to SiriusPoint common shareholders	$200,619	$—	$200,619

	Year ended December 31, 2018
	As previously reported	Adjustment	As adjusted
Gross premiums written	$578,252	$71,935	$650,187
Gross premiums ceded	(19,895)	15,726	(4,169)
Net premiums written	558,357	87,661	646,018
Change in net unearned premium reserves	63,085	(87,661)	(24,576)
Net premiums earned	$621,442	$—	$621,442

Net loss attributable to SiriusPoint common shareholders	$(317,692)	$—	$(317,692)
Consolidated statement of cash flows

	Year ended December 31, 2020
	As previously reported	Adjustment	As adjusted
Insurance and reinsurance balances receivable	$38,825	$(215)	$38,610
Deferred acquisition costs, net	20,409	3,205	23,614
Unearned premiums ceded	(10,714)	(6,627)	(17,341)
Unearned premium reserves	(51,820)	505	(51,315)
Reinsurance balances payable	(1,352)	3,132	1,780
Net cash provided by operating activities	$73,356	$—	$73,356

	Year ended December 31, 2019
	As previously reported	Adjustment	As adjusted
Insurance and reinsurance balances receivable	$30,039	$(9,684)	20,355
Deferred acquisition costs, net	49,125	(24,343)	24,782
Unearned premiums ceded	607	(2,111)	(1,504)
Unearned premium reserves	(78,168)	36,568	(41,600)
Reinsurance balances payable	11,964	(430)	11,534
Net cash provided by operating activities	$141,112	$—	$141,112

	Year ended December 31, 2018
	As previously reported	Adjustment	As adjusted
Insurance and reinsurance balances receivable	$(120,620)	$(36,594)	$(157,214)
Deferred acquisition costs, net	54,951	(46,205)	8,746
Unearned premiums ceded	(16,503)	15,726	(777)
Unearned premium reserves	(46,582)	71,935	25,353
Reinsurance balances payable	28,728	(4,862)	23,866
Net cash provided by operating activities	$13,387	$—	$13,387
The change in accounting policy had no impact on the previously reported net income (loss) or shareholders’ equity attributable to SiriusPoint common shareholders.